Cover	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity File Number	333-228161
Entity Registrant Name	EvoAir Holdings Inc.
Entity Central Index Key	0001700844
Entity Tax Identification Number	98-1353613
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31-A2, Jalan 5/32A
Entity Address, Address Line Two	6 ½ Miles
Entity Address, Address Line Three	off Jalan
Entity Address, City or Town	Kepong
Entity Address, Country	MY
Entity Address, Postal Zip Code	52000
City Area Code	603
Local Phone Number	6243 3379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	EVOH
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true